Taxes (Tables)	12 Months Ended
Jun. 30, 2021
Taxes
Schedule of significant components of the provision for income taxes

Significant components of the (benefit of) provision for income taxes are as follows:

	For the year	For the year	For the year
	ended	ended	ended
	June 30, 2021	June 30, 2020	June 30, 2019

Current	$—	$389,845	$213,649
Deferred tax expense	(1,002,346)	(166,672)	—
Total (benefit of) provision for income taxes	$(1,002,346)	$223,173	$213,649
Less: provision for income taxes - discontinued operations	—	—	(213,649)
Total (benefit of) provision for income taxes - continuing operations	$(1,002,346)	$223,173	$—

Schedule of reconciliation of statutory tax rates to effective tax rate

The following table reconciles China statutory rates to the Company’s effective tax rate:

	June 30, 2021	June 30, 2020	June 30, 2019

China income tax rate	25.0%	25.0%	25.0%
Change in valuation allowance	—%	—%	1.0%
Income tax exemption status granted	—%	(10.2)%	(21.9)%
Others*	(17.5)%	(24.2)%	—%
Effective tax rate	7.5%	(9.4)%	4.1%
*	This represents the expenses incurred by the Company that are not deductible for PRC income tax purposes during the years.

Schedule of taxes payable

Taxes payable consisted of the following:

	June 30, 2021	June 30, 2020

Income taxes	$4,001,634	$3,114,811
Other taxes	11,215	227,316
Total	$4,012,849	$3,342,127
Less: taxes payable - discontinued operations	(2,978,428)	(2,942,851)
Taxes payable - continuing operations	$1,034,421	$399,276